Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2019

GOV-QTLY-0719
1.800338.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 47.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.875% 8/2/19	131	131
Tennessee Valley Authority:
5.25% 9/15/39	$2,807	$3,736
5.375% 4/1/56	3,438	5,088
		8,955
U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.5% 2/15/45 (a)(b)(c)	178,195	176,070
2.875% 5/15/49	5,600	5,954
3% 2/15/49 (d)	132,551	144,315
4.75% 2/15/37 (b)(e)	69,091	93,529
U.S. Treasury Notes:
1.625% 8/31/22	17,293	17,146
1.75% 10/31/20	2,405	2,394
1.875% 7/31/22	47,036	47,005
2% 8/15/25	12,238	12,236
2.125% 12/31/22	40,469	40,780
2.125% 3/31/24	110,993	111,960
2.125% 7/31/24	74,916	75,563
2.125% 5/15/25	18,702	18,839
2.25% 7/31/21	7,021	7,067
2.25% 4/30/24	3,571	3,624
2.25% 12/31/24	27,679	28,087
2.25% 3/31/26	1,166	1,183
2.375% 4/15/21	62,750	63,208
2.375% 5/15/29	16,700	17,056
2.5% 12/31/20	111,427	112,232
2.5% 1/31/21	107,184	108,030
2.5% 2/28/21	59,889	60,404
2.5% 1/15/22	65,460	66,434
2.5% 2/28/26	85,942	88,534
2.625% 6/30/23	6,315	6,490
2.625% 12/31/23	78,488	80,858
2.625% 2/15/29	70,618	73,622
2.75% 6/30/25	39,256	40,947
2.875% 11/30/25	36,311	38,209
3.125% 11/15/28	18,150	19,688
		1,561,464
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8128% 12/7/20 (NCUA Guaranteed) (f)(g)	2,138	2,135
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,875
		78,010
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,597,200)		1,648,429

U.S. Government Agency - Mortgage Securities - 38.2%
Fannie Mae - 33.9%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (f)(g)	62	65
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (f)(g)	103	108
12 month U.S. LIBOR + 1.551% 4.67% 2/1/44 (f)(g)	134	139
12 month U.S. LIBOR + 1.553% 2.821% 5/1/44 (f)(g)	497	512
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (f)(g)	53	56
12 month U.S. LIBOR + 1.558% 4.556% 2/1/44 (f)(g)	154	159
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (f)(g)	106	111
12 month U.S. LIBOR + 1.570% 2.599% 5/1/44 (f)(g)	198	206
12 month U.S. LIBOR + 1.574% 4.627% 4/1/44 (f)(g)	702	726
12 month U.S. LIBOR + 1.580% 4.575% 1/1/44 (f)(g)	242	250
12 month U.S. LIBOR + 1.580% 4.681% 4/1/44 (f)(g)	231	239
12 month U.S. LIBOR + 1.725% 3.252% 6/1/42 (f)(g)	137	142
12 month U.S. LIBOR + 1.728% 4.54% 11/1/36 (f)(g)	37	39
12 month U.S. LIBOR + 1.741% 4.73% 3/1/40 (f)(g)	648	679
12 month U.S. LIBOR + 1.745% 4.742% 7/1/35 (f)(g)	95	100
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (f)(g)	137	143
12 month U.S. LIBOR + 1.800% 4.788% 1/1/42 (f)(g)	327	341
12 month U.S. LIBOR + 1.818% 4.546% 7/1/41 (f)(g)	79	82
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (f)(g)	48	50
12 month U.S. LIBOR + 1.818% 4.933% 2/1/42 (f)(g)	343	358
12 month U.S. LIBOR + 1.830% 4.657% 10/1/41 (f)(g)	47	50
12 month U.S. LIBOR + 1.851% 4.512% 5/1/36 (f)(g)	37	39
6 month U.S. LIBOR + 1.475% 4.178% 10/1/33 (f)(g)	36	37
6 month U.S. LIBOR + 1.510% 4.315% 2/1/33 (f)(g)(h)	41	42
6 month U.S. LIBOR + 1.535% 4.39% 12/1/34 (f)(g)	77	80
6 month U.S. LIBOR + 1.535% 4.41% 3/1/35 (f)(g)	50	52
6 month U.S. LIBOR + 1.556% 4.33% 10/1/33 (f)(g)	27	28
6 month U.S. LIBOR + 1.565% 4.42% 7/1/35 (f)(g)	30	31
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.833% 3/1/35 (f)(g)	19	20
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (f)(g)	65	67
3% 6/1/34 (i)	12,350	12,531
3% 6/1/34 (i)	21,650	21,967
3% 6/1/34 (i)	21,600	21,916
3% 6/1/34 (i)	8,100	8,219
3% 6/1/34 (i)	45,800	46,471
3% 6/1/34 (i)	10,200	10,349
3% 7/1/34 (i)	8,100	8,216
3% 6/1/49 (i)	76,200	76,505
3% 6/1/49 (i)	1,100	1,104
3% 6/1/49 (i)	63,250	63,503
3% 6/1/49 (i)	25,500	25,602
3% 6/1/49 (i)	5,000	5,020
3% 6/1/49 (i)	5,400	5,422
3% 6/1/49 (i)	39,750	39,909
3% 6/1/49 (i)	135,300	135,842
3% 6/1/49 (i)	7,950	7,982
3% 6/1/49 (i)	8,000	8,032
3% 6/1/49 (i)	11,450	11,496
3% 6/1/49 (i)	19,100	19,177
3% 6/1/49 (i)	3,500	3,514
3% 6/1/49 (i)	18,450	18,524
3% 6/1/49 (i)	28,500	28,614
3% 6/1/49 (i)	29,500	29,618
3% 6/1/49 (i)	77,300	77,610
3% 7/1/49 (i)	135,300	135,768
3% 7/1/49 (i)	135,300	135,768
3.5% 7/1/32 to 2/1/57	18,514	19,123
3.5% 6/1/49 (i)	1,700	1,734
3.5% 7/1/49 (i)	850	865
4.5% 11/1/25	2,225	2,304
5.5% 12/1/39 to 5/1/44	22,989	25,071
6% 1/1/34 to 6/1/36	3,466	3,913
6.5% 3/1/22 to 5/1/27	157	172
3% 12/1/20 to 6/1/34 (i)	157,019	159,569
9.5% 10/1/20	0	0
		1,176,381
Freddie Mac - 1.2%
12 month U.S. LIBOR + 1.754% 4.505% 9/1/41 (f)(g)	711	740
12 month U.S. LIBOR + 1.877% 4.785% 4/1/41 (f)(g)	59	62
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (f)(g)	57	60
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (f)(g)	1,134	1,181
12 month U.S. LIBOR + 1.884% 4.668% 10/1/42 (f)(g)	412	429
12 month U.S. LIBOR + 1.910% 4.594% 5/1/41 (f)(g)	90	94
12 month U.S. LIBOR + 1.910% 4.62% 6/1/41 (f)(g)	121	126
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (f)(g)	54	56
12 month U.S. LIBOR + 1.910% 4.69% 5/1/41 (f)(g)	137	143
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (f)(g)	231	242
12 month U.S. LIBOR + 2.073% 5.004% 3/1/33 (f)(g)	5	6
6 month U.S. LIBOR + 1.445% 4.195% 3/1/35 (f)(g)	149	154
6 month U.S. LIBOR + 1.746% 4.58% 5/1/37 (f)(g)	55	57
6 month U.S. LIBOR + 2.286% 5.015% 10/1/35 (f)(g)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.239% 4.865% 2/1/36 (f)(g)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (f)(g)	459	479
3% 4/1/33 to 11/1/33	32,200	32,918
3.5% 7/1/32	3,156	3,265
5.5% 7/1/29	12	12
6% 1/1/24	489	512
9.5% 11/1/19 to 8/1/21	1	1
		40,589
Ginnie Mae - 3.1%
6% 6/15/36	2,948	3,341
3.5% 6/1/49 (i)	18,300	18,811
3.5% 6/1/49 (i)	8,000	8,223
3.5% 6/1/49 (i)	8,050	8,275
3.5% 6/1/49 (i)	12,625	12,977
3.5% 6/1/49 (i)	11,350	11,667
3.5% 6/1/49 (i)	12,625	12,977
3.5% 7/1/49 (i)	29,550	30,340
4.537% 2/20/62 (f)(j)	551	556
4.555% 8/20/61 (f)(j)	77	77
4.629% 2/20/62 (f)(j)	285	286
4.866% 1/20/62 (f)(j)	843	853
5.47% 8/20/59 (f)(j)	6	6
		108,389
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,309,064)		1,325,359

Asset-Backed Securities - 2.2%
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.6906% 5/28/30 (f)(g)	$147	$147
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.6806% 2/25/32 (f)(g)	167	167
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7298% 7/26/66 (f)(g)(k)	2,763	2,762
Class A2, 1 month U.S. LIBOR + 0.600% 3.0298% 7/26/66 (f)(g)(k)	14,550	14,553
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6198% 3/25/67 (f)(g)(k)	1,770	1,769
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.6803% 1/25/30 (f)(g)	1,941	1,941
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.8124% 7/28/21 (f)(g)	10,511	10,502
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.0503% 1/26/26 (f)(g)	44,192	44,190
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	302	309
Series 2002-20K Class 1, 5.08% 11/1/22	419	431
Series 2004-20H Class 1, 5.17% 8/1/24	252	264
TOTAL ASSET-BACKED SECURITIES
(Cost $77,109)		77,035

Collateralized Mortgage Obligations - 15.0%
U.S. Government Agency - 15.0%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4098% 8/25/31 (f)(g)	57	58
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 3.0406% 11/18/31 (f)(g)	56	56
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4298% 4/25/32 (f)(g)	24	25
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4298% 11/25/32 (f)(g)	50	50
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3598% 6/25/36 (f)(g)	3,792	3,843
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	369	372
Series 2005-64 Class PX, 5.5% 6/25/35	835	883
Series 2005-68 Class CZ, 5.5% 8/25/35	3,212	3,584
Series 2006-45 Class OP 6/25/36 (l)	510	450
Series 2010-118 Class PB, 4.5% 10/25/40	4,174	4,481
Series 2012-149:
Class DA, 1.75% 1/25/43	732	716
Class GA, 1.75% 6/25/42	751	737
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	432	448
Series 2004-91 Class Z, 5% 12/25/34	3,493	3,797
Series 2005-117 Class JN, 4.5% 1/25/36	257	273
Series 2005-14 Class ZB, 5% 3/25/35	1,106	1,203
Series 2006-72 Class CY, 6% 8/25/26	1,967	2,095
Series 2009-59 Class HB, 5% 8/25/39	1,589	1,728
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	39	0
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	32	0
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,002	157
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3498% 3/25/36 (f)(g)	2,369	2,416
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	256	6
Series 2012-27 Class EZ, 4.25% 3/25/42	6,659	7,234
Series 2016-26 Class CG, 3% 5/25/46	15,337	15,571
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 3.0396% 2/15/32 (f)(g)	33	34
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 3.3396% 10/15/33 (f)(g)	1,801	1,829
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3396% 2/15/33 (f)(g)	1,050	1,066
planned amortization class:
Series 1141 Class G, 9% 9/15/21	12	12
Series 2682 Class LD, 4.5% 10/15/33	468	492
Series 3415 Class PC, 5% 12/15/37	313	339
Series 3840 Class VA, 4.5% 9/15/27	145	145
Series 3857 Class ZP, 5% 5/15/41	3,264	3,869
Series 4135 Class AB, 1.75% 6/15/42	570	558
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	5,362	5,982
Series 2587 Class AD, 4.71% 3/15/33	1,906	1,995
Series 2877 Class ZD, 5% 10/15/34	4,363	4,746
Series 3007 Class EW, 5.5% 7/15/25	3,101	3,278
Series 3745 Class KV, 4.5% 12/15/26	5,303	5,595
Series 3871 Class KB, 5.5% 6/15/41	13,144	14,972
Series 3889 Class DZ, 4% 1/15/41	37,314	39,718
Series 3843 Class PZ, 5% 4/15/41	2,792	3,252
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	4,131	4,268
Series 4341 Class ML, 3.5% 11/15/31	7,066	7,340
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57	34,479	35,246
Series 2018-4 Class MA, 3.5% 3/25/58	14,879	15,303
Series 2019-2 Class MA, 3.5% 8/25/58	22,665	23,345
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9206% 1/20/38 (f)(g)	177	178
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3006% 8/20/38 (f)(g)	1,381	1,400
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3406% 9/20/38 (f)(g)	1,125	1,148
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0376% 11/16/39 (f)(g)	702	706
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.0434% 9/20/61 (f)(g)(j)	7,029	7,039
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 10/20/61 (f)(g)(j)	4,450	4,461
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 11/20/61 (f)(g)(j)	3,932	3,952
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.1934% 1/20/62 (f)(g)(j)	2,523	2,535
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 1/20/62 (f)(g)(j)	3,641	3,653
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1234% 3/20/62 (f)(g)(j)	2,174	2,177
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1434% 5/20/61 (f)(g)(j)	166	166
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 3.0934% 8/20/63 (f)(g)(j)	1,014	1,016
Class FD, 1 month U.S. LIBOR + 0.600% 3.0934% 8/20/63 (f)(g)(j)	2,628	2,633
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 3.1434% 12/20/63 (f)(g)(j)	33,617	33,753
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.0934% 1/20/64 (f)(g)(j)	11,234	11,260
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.7934% 3/20/65 (f)(g)(j)	189	189
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7734% 5/20/63 (f)(g)(j)	1,822	1,820
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.6934% 4/20/63 (f)(g)(j)	1,706	1,702
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.8934% 12/20/62 (f)(g)(j)	1,577	1,577
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.6906% 10/20/47 (f)(g)	4,443	4,365
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7406% 5/20/48 (f)(g)	5,574	5,506
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7406% 6/20/48 (f)(g)	6,346	6,257
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	11,191	12,745
Series 2017-134 Class BA, 2.5% 11/20/46	681	681
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,846
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	2,020	2,005
Series 2013-H26 Class HA, 3.5% 9/20/63 (j)	23,179	23,336
Series 2014-H04 Class HA, 2.75% 2/20/64(j)	5,649	5,677
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)	4,271	4,273
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.9934% 9/20/62 (f)(g)(j)	8,578	8,578
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1434% 11/20/65 (f)(g)(j)	842	843
Series 2004-22 Class M1, 5.5% 4/20/34	643	815
Series 2010-169 Class Z, 4.5% 12/20/40	7,383	8,043
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	4,414	4,433
Series 2010-H17 Class XP, 5.2951% 7/20/60 (f)(j)	3,564	3,582
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(j)	2,802	2,819
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	647	31
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.4125% 4/20/39 (f)(m)	1,790	1,833
Class ST, 8.800% - 1 month U.S. LIBOR 5.5458% 8/20/39 (f)(m)	6,026	6,230
Series 2013-H07 Class JA, 1.75% 3/20/63 (j)	14,981	14,866
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	5,816	5,800
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)	12,286	12,255
Class JA, 2.5% 6/20/65 (j)	1,807	1,802
Series 2015-H30 Class HA, 1.75% 9/20/62 (f)(j)	16,629	16,519
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.91% 5/20/66 (f)(g)(j)	18,728	18,815
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.76% 8/20/66 (f)(g)(j)	17,251	17,287
Series 2090-118 Class XZ, 5% 12/20/39	15,378	17,336
		522,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $522,838)		522,510

Commercial Mortgage Securities - 3.1%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	30,013	30,320
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,606	3,670
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	19,189
Series K155 Class A1, 3.75% 11/25/29	747	803
Series K712 Class A2, 1.869% 11/25/19	11,562	11,517
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.757% 2/25/20 (f)(g)	43,722	43,680
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $108,878)		109,179

Foreign Government and Government Agency Obligations - 1.8%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	48	55
5.5% 4/26/24	6,065	7,001
Jordanian Kingdom 3% 6/30/25	19,267	19,986
Ukraine Government 1.471% 9/29/21	34,809	34,231
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,971)		61,273
	Shares	Value (000s)

Fixed-Income Funds - 20.6%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $685,624)	6,602,275	716,215

Money Market Funds - 6.7%
Fidelity Cash Central Fund 2.41% (o)
(Cost $231,776)	231,732,005	231,778
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 3.4%
Investments in repurchase agreements in a joint trading account at 2.5%, dated 5/31/19 due 6/3/19 (Collateralized by U.S. Government Obligations) # (p)
(Cost $117,723)	117,748	117,723

Purchased Swaptions - 0.5%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.605% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	27,500	$507
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	757
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	153
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	121
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.63% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	6,700	119
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.645% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	18,000	311
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	191
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	31,400	416
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	300
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	369

TOTAL PUT OPTIONS			3,244

Call Options - 0.4%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.605% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	27,500	1,261
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	39,000	1,687
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	8,900	425
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	540
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.63% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/25/22	6,700	314
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.645% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	18,000	854
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	27,300	1,499
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	31,400	1,720
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	22,000	1,213
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	65,300	4,506

TOTAL CALL OPTIONS			14,019

TOTAL PURCHASED SWAPTIONS
(Cost $15,304)			17,263
TOTAL INVESTMENT IN SECURITIES - 138.9%
(Cost $4,726,487)			4,826,764
NET OTHER ASSETS (LIABILITIES) - (38.9)%			(1,352,908)
NET ASSETS - 100%			$3,473,856

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/34	$(25,850)	$(26,228)
3% 6/1/34	(21,600)	(21,916)
3% 6/1/34	(9,850)	(9,994)
3% 6/1/34	(8,500)	(8,624)
3% 6/1/34	(26,300)	(26,685)
3% 6/1/34	(13,300)	(13,495)
3% 6/1/34	(500)	(507)
3% 6/1/34	(200)	(203)
3% 6/1/34	(4,850)	(4,921)
3% 6/1/34	(2,700)	(2,740)
3% 6/1/34	(7,550)	(7,661)
3% 6/1/34	(8,100)	(8,219)
3% 7/1/34	(8,100)	(8,216)
3% 6/1/49	(76,200)	(76,505)
3% 6/1/49	(1,100)	(1,104)
3% 6/1/49	(63,250)	(63,503)
3% 6/1/49	(25,500)	(25,602)
3% 6/1/49	(5,000)	(5,020)
3% 6/1/49	(5,400)	(5,422)
3% 6/1/49	(108,200)	(108,633)
3% 6/1/49	(53,700)	(53,915)
3% 6/1/49	(35,600)	(35,743)
3% 6/1/49	(35,600)	(35,743)
3% 6/1/49	(2,900)	(2,912)
3% 6/1/49	(5,000)	(5,020)
3% 6/1/49	(2,500)	(2,510)
3% 6/1/49	(135,300)	(135,842)
3% 7/1/49	(135,300)	(135,768)
3% 7/1/49	(135,300)	(135,768)
3.5% 6/1/49	(850)	(867)
3.5% 6/1/49	(11,475)	(11,703)
3.5% 6/1/49	(10,350)	(10,556)
3.5% 6/1/49	(11,500)	(11,728)

TOTAL FANNIE MAE		(1,003,273)

Ginnie Mae
3.5% 6/1/49	(29,550)	(30,375)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,020,650)		$(1,033,648)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 1.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	30,600	$(292)
Option on an interest rate swap with Bank of America NA to pay semi-annually a fixed rate of 2.26% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(251)

TOTAL PUT SWAPTIONS			(543)

Call Swaptions
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 1.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2026	8/30/19	30,600	(292)
Option on an interest rate swap with Bank of America NA to receive semi-annually a fixed rate of 2.26% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	5/31/22	9,000	(301)

TOTAL CALL SWAPTIONS			(593)

TOTAL WRITTEN SWAPTIONS			$(1,136)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	789	Sept. 2019	$100,006	$805	$805
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,687	Sept. 2019	362,151	1,129	1,129
CBOT Long Term U.S. Treasury Bond Contracts (United States)	264	Sept. 2019	40,582	608	608
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	132	Sept. 2019	23,203	493	493
TOTAL PURCHASED FUTURES					3,035
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	387	Sept. 2019	45,421	(545)	(545)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	386	Sept. 2019	52,707	(811)	(811)
TOTAL SOLD FUTURES					(1,356)
TOTAL FUTURES CONTRACTS					$1,679

The notional amount of futures purchased as a percentage of Net Assets is 15.2%

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi-annual	LCH	Jun. 2029	$39,777	$(1,118)	$0	$(1,118)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $28,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,885,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $31,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,573,000.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,084,000 or 0.5% of net assets.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,145
Fidelity Mortgage Backed Securities Central Fund	19,172
Total	$20,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$869,177	$19,115	$194,500	$(1,830)	$24,253	$716,215	12.6%
Total	$869,177	$19,115	$194,500	$(1,830)	$24,253	$716,215

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$117,723,000 due 6/03/19 at 2.50%
J.P. Morgan Securities, Inc.	$117,723

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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